Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities		Sep. 30, 2023 CNY (¥)		Sep. 30, 2023 USD ($)		Mar. 31, 2023 CNY (¥)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 CNY (¥)
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Salaries and social security insurance payable		¥ 55,003,111	[1]	$ 7,660,814	[1]	¥ 55,188,497	[1],[2]	$ 8,031,273	[2]	¥ 57,459,273	[2]
Promotion service fee	[3]	110,977,249		15,456,872		87,567,459
Taxes other than income tax						379,595		55,240		1,171,381
Late fees	[4]	10,219,206		1,423,327		9,927,056
Payable for property, plant and equipment		30,549,960		4,254,988		47,579,463
CDC transportation and storage fee		45,314,910		6,311,445		49,976,200
Guarantee deposits		121,848,973	[5]	16,971,082	[5]	108,795,884	[5],[6]	15,832,455	[6]	94,528,659	[6]
Professional service fees		2,290,725	[7]	319,051	[7]	5,121,970	[7],[8]	745,372	[8]	7,758,448	[8]
Interest payable		4,652,964	[9]	648,063	[9]	6,055,245	[9],[10]	881,186	[10]		[10]
Other		7,214,894	[11]	1,004,888	[11]	6,945,275	[11],[12]	1,010,707	[12]	7,653,291	[12]
Total		¥ 388,071,992		$ 54,050,530		¥ 377,536,644		$ 54,940,793		¥ 326,751,353

[1]	This includes unpaid salaries and outstanding social security insurance. Salaries and social security insurance payables consist of the following:
[2]	This payable includes unpaid salaries and outstanding social security insurance. During fiscal 2023, YS Group paid approximately RMB2.3 million to reduce its payable for salaries and social security insurance. During the period from April 1, 2023 to the date of this report, YS Group paid approximately RMB10.2 million to reduce this payable. Salaries and social security insurance payables consist of the following:
[3]	Promotion service fee primarily is for the vaccine promotion, including design and implementation of academic activities, and collection of market information.
[4]	Late fees primarily are fees for corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact that YS Group failed to pay income tax for calendar 2011 to calendar 2013, taxes other than income tax for calendar 2014 to the beginning of calendar 2021 and social security insurance for calendar 2015 to the beginning of calendar 2021. As of June, 2021, YS Group paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. From fiscal 2022, the late fee is incurred for unpaid social insurance.
[5]	Guarantee deposits primarily are refundable deposits paid to YS Group by external service providers to guarantee us that external service providers will provide us with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.
[6]	Guarantee deposits primarily represented refundable deposits paid to YS Group by external service providers as a measurement to guarantee YS Group that external service providers will provide YS Group with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.
[7]	Professional service fees primarily are from consultants and other advisors.
[8]	Professional service fees primarily represented service fees from consultants and other advisors.
[9]	Interest payable primarily is interest and royalties payable to R-Bridge Healthcare Fund, LP.
[10]	Interest payable primarily represented interest and royalties payable to R-Bridge Healthcare Fund, LP.
[11]	Other primarily is employees’ reimbursement and value added tax.
[12]	Other payable primarily represented employees’ reimbursement and value added tax.